UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2017 (Unaudited)

Advantus Dynamic Managed Volatility Fund

	Shares	Fair Value
EXCHANGE TRADED FUND - 41.9%
iShares Core S&P 500 Fund (a)(b)
(Cost $11,612,018)	60,491	$14,693,264

CORPORATE BONDS - 26.6%	Par
Airlines - 0.7%
British Airways
Series 2013-1
4.625%, 06/20/2024 (c)	$219,195	233,443
Banks - 1.4%
Barclays
4.375%, 01/12/2026 (d)	200,000	208,992
JPMorgan Chase
4.500%, 01/24/2022 (e)	250,000	270,828
		479,820
Consumer Discretionary - 0.8%
CBS
3.500%, 01/15/2025	300,000	302,542
Consumer Staples - 0.8%
CVS Caremark
6.943%, 01/10/2030	224,046	268,380
Diversified Financial Services - 2.1%
First American Financial
4.600%, 11/15/2024	200,000	203,141
Invesco Finance
3.750%, 01/15/2026 (d)	250,000	261,970
Total System Services
4.800%, 04/01/2026 (e)	250,000	274,477
		739,588
Energy - 3.1%
Florida Gas Transmission
4.350%, 07/15/2025 (c)(e)	300,000	319,175
Phillips 66
4.650%, 11/15/2034	200,000	211,955
Valero Energy
3.650%, 03/15/2025	300,000	305,221
Williams Partners
0.000%, 06/15/2027	250,000	249,873
		1,086,224
Healthcare - 0.9%
Abbott Laboratories
4.750%, 04/15/2043	300,000	311,323
Industrial - 2.9%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	202,073
Textron
4.000%, 03/15/2026	250,000	259,238
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	260,973
Valspar
3.950%, 01/15/2026	300,000	309,055
		1,031,339
Insurance - 5.0%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	256,509
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	215,966
Hanover Insurance Group
4.500%, 04/15/2026	250,000	262,588
Horace Mann Educators
4.500%, 12/01/2025	250,000	261,335
Liberty Mutual Group
4.250%, 06/15/2023 (c)(e)	250,000	268,907
Manulife Financial
4.150%, 03/04/2026 (d)(e)	250,000	266,402

Old Republic International
4.875%, 10/01/2024	200,000	213,326
		1,745,033
Pharmaceuticals - 0.9%
Amgen
5.700%, 02/01/2019 (e)	300,000	319,259
Real Estate Investment Trust - 2.9%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	211,022
Essex Portfolio
3.500%, 04/01/2025	300,000	302,743
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	263,085
Kimco Realty
3.400%, 11/01/2022	250,000	257,032
		1,033,882
Technology - 0.9%
Hewlett Packard Enterprise
4.900%, 10/15/2025	100,000	105,973
Juniper Networks
4.500%, 03/15/2024	200,000	212,987
		318,960
Telecommunications - 2.4%
AT&T
4.500%, 05/15/2035	300,000	291,616
Comcast
4.650%, 07/15/2042 (e)	250,000	270,298
Verizon Communications
5.250%, 03/16/2037 (e)	250,000	267,471
		829,385
Transportation - 1.3%
Kansas City Southern
4.300%, 05/15/2043	250,000	246,692
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	205,143
		451,835
Utilities - 0.5%
Oglethorpe Power
4.250%, 04/01/2046	200,000	188,201
Total Corporate Bonds
(Cost $8,995,719)		9,339,214

U.S. GOVERNMENT SECURITY - 6.3%
U.S. Treasury Bond - 6.3%
0.625%, 09/30/2017 (e)
(Cost $2,198,203)	2,200,000	2,196,735

MORTGAGE BACKED SECURITY - 2.3%
Commercial - 2.3%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.276%, 11/15/2037 (c)(e)(f)
(Cost $755,851)	750,000	798,503

PURCHASED PUT OPTIONS - 0.0%	Contracts
CME S&P 500 Index
Expiration: June 2017, Exercise Price: $2,400.00
(Cost $40,223)	14	15,470

SHORT-TERM INVESTMENT - 22.7%	Shares
First American Government Obligations Fund, Class Z, 0.66% (g)
(Cost $7,981,816)	7,981,816	7,981,816

Total Investments - 99.8%
(Cost $31,583,830)		35,025,002
Other Assets and Liabilities, Net - 0.2%		59,212
Total Net Assets - 100.0%		$35,084,214

(a)
A portion of this security has been deposited as initial margin on open futures contracts, and a portion of this security is designated as collateral for futures contracts. As of May 31, 2017, the fair value of the collateral was $11,505,435.

(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2017, the market value of these investments were $1,825,171, or 5.2% of total net assets.

(d)	The Portfolio had $1,254,846 or 3.6% of net assets in foreign securities at May 31, 2017.
(e)	All or a portion of this security is designated as collateral for futures contracts. As of May 31, 2017, the fair value of the collateral was $5,252,055.
(f)	Variable rate security - The rate shown is the rate in effect as of May 31, 2017.
(g)	The rate shown is the annualized seven day effective yield as of May 31, 2017.
Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
CBOE Volatility Index Futures	30	$354,750	June 2017	$(2,355)
CME S&P 500 Index Futures	21	12,658,275	June 2017	251,409
U.S. Treasury 10 Year Note Futures	(17)	(2,151,563)	June 2017	(33,388)
				$215,666

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$14,693,264	$-	$-	$14,693,264
Corporate Bonds	-	9,339,214	-	9,339,214
U.S. Government Security	-	2,196,735	-	2,196,735
Mortgage Backed Security	-	798,503	-	798,503
Purchased Put Option	15,470	-	-	15,470
Short-Term Investment	7,981,816	-	-	7,981,816
Total Investments in securities	$22,690,550	$12,334,452	$-	$35,025,002

As of May 31, 2017, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$249,054	$-	$-	$249,054
Short Futures Contracts	(33,388)	-	-	(33,388)
Total	$215,666	$-	$-	$215,666

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2017, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$249,054	Net Assets - unrealized depreciation on futures contracts	$-
Interest Rate Contracts - Futures		-		(33,388)
Total		$249,054		$(33,388)

Schedule of Investments May 31, 2017 (Unaudited)

Advantus Managed Volatility Equity Fund

EXCHANGE TRADED FUNDS - 91.5%	Shares	Fair Value
iShares Core High Dividend Fund	95,282	$8,041,801
iShares MSCI EAFE Minimum Volatility Fund (a)	166,336	11,778,252
iShares MSCI Emerging Markets Minimum Volatility Fund	50,521	2,793,811
iShares MSCI Germany Fund	61,536	1,908,847
iShares MSCI USA Minimum Volatility Fund (a)(b)	292,469	14,436,270
iShares Short Maturity Bond Fund	44,545	2,237,495
Total Exchange Traded Funds
(Cost $36,374,991)		41,196,476

PURCHASED PUT OPTIONS - 0.0%	Contracts
SPDR S&P 500 ETF Trust
Expiration: June 2017, Exercise Price: $228.00
(Cost $21,266)	35	4,725

SHORT-TERM INVESTMENT - 8.6%	Shares
First American Government Obligations Fund, Class Z, 0.66% (c)
(Cost $3,901,094)	3,901,094	3,901,094

Total Investments - 100.1%
(Cost $40,297,351)		45,102,295
Other Assets and Liabilities, Net - (0.1)%		(64,709)
Total Net Assets - 100.0%		$45,037,586

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)
A portion of this security has been deposited as initial margin on open futures contracts, and another portion is designated as collateral for futures contracts. As of May 31, 2017, the fair value of the collateral was $5,920,200.

(c)	The rate shown is the annualized seven day effective yield as of May 31, 2017.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
E-mini S&P 500 Index	25	$ 3,013,875	June 2017	$ 59,756

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration	Exercise Price	Fair Value
SPDR S&P 500 ETF Trust (Premiums received $6,895)	Put	35	June 2017	$ 215	$ 5,320

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,196,476	$-	$-	$41,196,476
Short-Term Investment	3,901,094	-	-	3,901,094
Purchased Put Options	4,725	-	-	4,725
Total Investments in securities	$45,102,295	$-	$-	$45,102,295

As of May 31, 2017, the Fund's investments in other financial instruments* were classified as follows:

Long Futures Contracts	$59,756	$-	$-	$59,756
Written Put Options	5,320	-	-	5,320
Total Other Financial Instruments	$65,076	$-	$-	$65,076

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2017, the Fund did not hold any Level 3 securities.

Values of Derivative Instruments as of May 31, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$59,756	Net Assets - unrealized depreciation on futures contracts	$-
Equity Contracts - Purchased Options	Net Assets - unrealized appreciation on investments	4,725	Net Assets - unrealized depreciation on investments	-
Equity Contracts - Written Options		5,320		-
Total		$64,481		$-

Schedule of Investments May 31, 2017 (Unaudited)

Advantus Strategic Credit Income Fund

	Par	Fair Value
CORPORATE BONDS - 65.9%
Airlines - 7.7%
Air Canada
Series 2013-1B, Class B
5.375%, 11/15/2022 (a)(d)	$58,489	$61,121
Series 2015-1C, Class C
5.000%, 03/15/2020 (a)(d)	300,000	305,999
America West Airlines
Series 001G
8.057%, 01/02/2022	88,458	99,957
American Airlines
Series 2013-2B, Class B
5.600%, 01/15/2022 (a)	186,240	193,690
Series 2014-1, Class B
4.375%, 04/01/2024	327,227	331,317
Series 2017-1B, Class B
4.950%, 08/15/2026	175,000	180,023
Continental Airlines
Series B
6.000%, 07/12/2020	143,234	147,173
Series 2012-B, Class B
6.250%, 10/11/2021	267,565	283,953
United Airlines
Series 2014-1, Class B
4.750%, 10/11/2023	28,539	29,466
Series 2014-2, Class B
4.625%, 03/03/2024	214,407	220,303
US Airways
Series 2012-2B
6.750%, 12/03/2022	106,939	116,297
Virgin Australia
Series 2013-1A
5.000%, 04/23/2025 (a)(d)	134,073	139,262
		2,108,561
Automotive - 1.5%
American Axle & Manufacturing
6.250%, 04/01/2025 (a)	250,000	247,813
General Motors Financial
3.950%, 04/13/2024	175,000	176,465
		424,278
Banks - 5.7%
Bank of America
4.000%, 01/22/2025 (b)	350,000	357,676
Comerica Bank
Series BKNT
4.000%, 07/27/2025	40,000	40,912
Compass Bank
Series BKNT
3.875%, 04/10/2025	250,000	249,354
Discover Bank
3.450%, 07/27/2026 (b)	300,000	294,763
Santander UK Group Holdings
3.571%, 01/10/2023 (d)	200,000	204,579
Standard Chartered
7.750%, 12/29/2049 (a)(c)(d)	125,000	133,281
SunTrust Banks
Series G
5.050%, 09/15/2025 (c)	250,000	251,375
		1,531,940

Diversified Financial Services - 12.1%
Ally Financial
3.250%, 02/13/2018	250,000	252,775
Capital One Financial
Series E
5.550%, 12/29/2049 (c)	200,000	207,750
Charles Schwab
Series E
4.625%, 12/29/2049 (c)	300,000	303,321
Citigroup
Series N
5.800%, 11/29/2049 (c)	200,000	208,000
Diamond 1 Finance / Diamond 2 Finance
5.450%, 06/15/2023 (a)(b)	300,000	326,251
E*TRADE Financial
4.625%, 09/15/2023	200,000	207,379
Fifth Street Finance
4.875%, 03/01/2019	200,000	200,251
HSBC Holdings
6.000%, 05/15/2017 (c)(d)	200,000	204,625
Jefferies Finance / JFIN Co-Issuer
7.375%, 04/01/2020 (a)	250,000	259,688
JPMorgan Chase
Series V
5.000%, 12/29/2049 (c)	250,000	254,687
Morgan Stanley
Series GMTN
2.373%, 05/08/2024 (c)	350,000	351,663
Series H
5.450%, 12/29/2049 (c)	250,000	256,875
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (a)	250,000	255,026
		3,288,291
Energy - 12.9%
Antero Resources
5.000%, 03/01/2025 (a)	175,000	172,375
Buckeye Partners
5.600%, 10/15/2044	250,000	268,078
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	175,000	188,563
Enbridge
Series 16-A
6.000%, 01/15/2077 (c)(d)	90,000	93,263
Enterprise Products Operating
7.034%, 01/15/2068 (b)(c)	400,000	412,000
Marathon Petroleum
5.850%, 12/15/2045	150,000	154,078
Nabors Industries
5.500%, 01/15/2023 (a)	175,000	174,125
Noble Holding
7.500%, 03/15/2019	250,000	262,499
NuStar Logistics
4.800%, 09/01/2020	250,000	261,875
PBF Holding / PBF Finance
7.250%, 06/15/2025 (a)	200,000	197,875
Regency Energy Partners
6.500%, 07/15/2021 (b)	500,000	516,874
Sabine Pass Liquefaction
5.750%, 05/15/2024	200,000	224,335
Tennessee Gas Pipeline
8.375%, 06/15/2032	200,000	260,633
Tesoro Logistics
5.250%, 01/15/2025	150,000	159,188
TransCanada Trust
Series 16-A
5.875%, 08/15/2076 (c)(d)	125,000	134,844
		3,480,605

Health Care - 3.5%
Express Scripts Holding
4.500%, 02/25/2026	212,000	223,235
HCA
5.000%, 03/15/2024 (b)	300,000	322,170
Mallinckrodt Pharmaceuticals
5.750%, 08/01/2022 (a)(d)(e)	200,000	198,625
Mylan
3.950%, 06/15/2026 (d)	200,000	201,076
		945,106
Hotels - 0.4%
Wyndham Worldwide
4.150%, 04/01/2024	100,000	103,326
Insurance - 2.8%
Chubb
3.408%, 04/15/2037 (c)	275,000	274,312
Liberty Mutual Group
4.250%, 06/15/2023 (a)	250,000	268,908
Sammons Financial Group
4.450%, 05/12/2027 (a)	200,000	204,767
		747,987
Manufacturing - 0.8%
EnPro Industries
5.875%, 09/15/2022 (a)	200,000	210,000
Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital
5.125%, 05/01/2027 (a)	100,000	102,688
Mining - 1.1%
Coeur Mining
5.875%, 06/01/2024 (a)(e)	100,000	99,625
FMG Resources
4.750%, 05/15/2022 (a)(d)	200,000	203,000
		302,625
Real Estate - 4.1%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024 (a)	200,000	205,000
Hospitality Properties Trust
4.500%, 06/15/2023	100,000	105,558
4.500%, 03/15/2025	250,000	257,797
Mattamy Group
6.500%, 11/15/2020 (a)(d)	200,000	205,500
Omega Healthcare Investors
4.500%, 01/15/2025	200,000	203,965
Physicians Realty
4.300%, 03/15/2027	125,000	127,728
		1,105,548
Retail - 2.9%
CVS
5.880%, 01/10/2028	256,797	291,138
6.036%, 12/10/2028	95,363	108,309
Newell Brands
5.000%, 11/15/2023 (b)	350,000	376,433
		775,880
Technology - 2.4%
Microsoft
2.875%, 02/06/2024	200,000	203,818
Symantec
3.950%, 06/15/2022	250,000	257,030
Tech Data
3.700%, 02/15/2022	170,000	174,536
		635,384

Telecommunications - 4.0%
AT&T
3.950%, 01/15/2025	250,000	255,643
Frontier Communications
8.125%, 10/01/2018	100,000	106,000
8.875%, 09/15/2020	200,000	213,250
Qwest
6.875%, 09/15/2033	250,000	251,555
Verizon Communications
5.012%, 04/15/2049 (a)	260,000	263,116
		1,089,564
Transportation - 1.2%
GATX
5.200%, 03/15/2044 (b)	300,000	314,798
Utilities - 2.4%
AmeriGas Partners
5.500%, 05/20/2025	175,000	178,063
5.750%, 05/20/2027	150,000	152,250
Dominion Resources
5.750%, 10/01/2054 (b)(c)	312,000	327,600
		657,913
Total Corporate Bonds
(Cost $17,422,882)		17,824,494

EXCHANGE TRADED FUNDS - 10.1%	Shares
iShares Emerging Markets High Yield Bond Fund (b)	5,000	253,700
iShares J.P. Morgan USD Emerging Markets Bond Fund (b)	8,000	925,040
PowerShares Senior Loan Portfolio	67,000	1,561,770
Total Exchange Traded Funds
(Cost $2,696,102)		2,740,510

ASSET BACKED SECURITIES - 8.5%	Par
Automotive - 8.5%
Exeter Automobile Receivables Trust
Series 15-3A, Class D
6.550%, 10/17/2022 (a)	$150,000	154,771
Series 16-2A, Class D
8.250%, 04/17/2023 (a)	150,000	158,227
First Investors Auto Owner Trust
Series 13-2A, Class D
3.580%, 06/15/2020 (a)	232,000	233,147
Series 15-2A, Class D
4.220%, 12/15/2021 (a)(b)	287,000	294,622
Flagship Credit Auto Trust
Series 16-1, Class D
8.590%, 05/15/2023 (a)(b)	300,000	327,810
Series 16-2, Class D
8.560%, 11/15/2023 (a)	300,000	326,132
Foursight Capital Automobile Receivables Trust
Series 17-1, Class D
5.280%, 08/15/2024 (a)	200,000	201,196
Prestige Auto Receivables Trust
Series 16-2A, Class E
5.730%, 08/15/2023 (a)	300,000	304,062
Westlake Automobile Receivables Trust
Series 15-3A, Class E
5.890%, 07/15/2022 (a)(b)	285,000	292,386

Total Asset Backed Securities
(Cost $2,274,556)		2,292,353

MORTGAGE BACKED SECURITIES - 7.2%
Commercial - 1.6%
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
2.144%, 08/14/2031 (a)(b)(c)	421,798	421,591
U.S. Government Agency - 5.6%
Federal Home Loan Mortgage Corporation
Series 15-DNA1, Class B
10.191%, 10/25/2027 (b)(c)	275,328	349,021
Series 15-HQA2, Class B
11.491%, 05/25/2028 (c)	249,406	305,908
Series 17-DNA2, Class B1
6.174%, 10/25/2029 (b)(c)	500,000	521,921
Federal National Mortgage Association
Series 16-C03, Class 2B
13.774%, 10/25/2028 (c)	249,951	340,716
		1,517,566
Total Mortgage Backed Securities
(Cost $1,872,017)		1,939,157

U.S. GOVERNMENT SECURITIES - 3.8%
U.S. Treasury Bonds - 3.8%
1.125%, 09/30/2021 (b)(f)	700,000	683,567
1.750%, 05/31/2022	250,000	250,034
2.375%, 05/15/2027	100,000	101,588
Total U.S. Government Securities
(Cost $1,045,783)		1,035,189

PREFERRED STOCK - 1.1%	Shares
Transportation - 1.1%
BNSF Funding Trust I
6.613%, 12/15/2055 (c)
(Cost $285,985)	250,000	286,250

MUNICIPAL BOND - 0.8%	Par
Municipal Electric Authority of Georgia
7.055%, 04/01/2057
(Cost $218,675)	$200,000	222,790

SHORT-TERM INVESTMENT - 1.8%	Shares
First American Government Obligations Fund, Class Z, 0.66% (g)
(Cost $492,197)	492,197	492,197

Total Investments - 99.2%
(Cost $26,308,197)		26,832,940
Other Assets and Liabilities, Net - 0.8%		226,698
Total Net Assets - 100.0%		$27,059,638

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser unless indentified by footnote (e).  As of May 31, 2017, the fair value of these investments were $7,141,679 or 26.4% of total net assets.

(b)	All or a portion of this security is designated as collateral for futures contracts. As of May 31, 2017, the fair value of the collateral was $7,318,223.
(c)	Variable rate security - The rate shown is the rate in effect as of May 31, 2017.
(d)	The portfolio had $2,085,175 or 7.7% of net assets in foreign securities as of May 31, 2017.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of May 31, 2017, the market value of these investments was $298,250 or 1.1% of total net assets.
	Security	Par	Dates Acquired	Cost Basis
	Coeur Mining	$ 100,000	5/2017	$ 100,002
5.875%, 06/01/2024
	Mallinckrodt Pharmaceuticals	200,000	2/2017	195,815
5.750%, 08/01/2022
(f)	A portion of this security has been deposited as initial margin on open futures contracts.
(g)	The rate shown is the annualized seven day effective yield as of May 31, 2017.

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	17	$2,147,047	September 2017	$7,120
U.S. Treasury 5 Year Note Futures	27	3,194,438	September 2017	5,404
CME Ultra Long Term U.S. Treasury Bond Futures	(8)	(1,321,000)	September 2017	(1,237)
U.S. Treasury Long Bond Futures	(1)	(153,813)	September 2017	(15,088)
				$(3,801)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,824,494	$-	$17,824,494
Exchange Traded Funds	2,740,510	-	-	2,740,510
Asset Backed Securities	-	2,292,353	-	2,292,353
Mortgage Backed Securities	-	1,939,157	-	1,939,157
U.S. Government Securities	-	1,035,189	-	1,035,189
Preferred Stock	-	286,250	-	286,250
Municipal Bond	-	222,790	-	222,790
Short-Term Investment	492,197	-	-	492,197
Total Investments in securities	$3,232,707	$23,600,233	$-	$26,832,940

As of May 31, 2017, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$12,524	$-	$-	$12,524
Short Futures Contracts	(16,325)	-	-	(16,325)
Total	$(3,801)	$-	$-	$(3,801)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealizedappreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2017, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2017 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$(3,801)	Net Assets - unrealized depreciation on futures contracts	$-
Total		$(3,801)		$-

*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments May 31, 2017 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Fair Value
REIT COMMON STOCKS - 47.4%
Health Care - 7.8%
HCP	32,038	$1,004,071
Healthcare Trust of America, Class A	23,800	730,422
LTC Properties	27,000	1,301,400
National Health Investors	13,581	1,025,637
OMEGA Healthcare Investors	9,878	309,379
Physicians Realty Trust	30,415	618,641
Sabra Health Care REIT	31,299	733,336
Welltower	12,531	908,999
		6,631,885
Hotels - 2.7%
Apple Hospitality	6,400	119,808
Chatham Lodging Trust	13,598	269,920
Chesapeake Lodging Trust	12,100	278,905
Hersha Hospitality Trust	19,100	355,451
Hospitality Properties Trust	25,100	725,892
Pebblebrook Hotel Trust	16,611	513,612
		2,263,588
Industrial - 3.8%
Prologis	32,701	1,816,214
STAG Industrial	53,700	1,448,826
		3,265,040
Mortgage - 1.9%
Blackstone Mortgage Trust, Class A	19,747	613,144
Ladder Capital	21,986	309,343
Starwood Property Trust	31,000	682,620
		1,605,107
Multi-Family - 6.6%
American Campus Communities	14,600	692,916
AvalonBay Communities	6,200	1,185,688
Camden Property Trust	7,178	597,999
Mid-America Apartment Communities	18,279	1,863,362
Sun Communities	5,909	509,001
UDR	19,000	733,590
		5,582,556
Net Lease - 3.0%
Agree Realty	24,112	1,097,819
EPR Properties	20,215	1,433,446
		2,531,265
Office - 4.4%
Brandywine Realty Trust	72,400	1,261,932
Corporate Office Properties Trust	11,000	371,030
DuPont Fabros Technology	18,133	990,606
Highwoods Properties	22,100	1,113,840
		3,737,408
Other - 8.2%
Colony NorthStar, Class A	68,211	963,821
CoreSite Realty	1,300	136,864
CubeSmart	18,700	466,752
CyrusOne	12,213	687,103
Digital Realty Trust	2,100	248,199
Extra Space Storage	20,503	1,588,368
Public Storage	5,800	1,249,030
Uniti Group	48,012	1,200,780
Weyerhaeuser Company	11,900	392,224
		6,933,141
Retail - 9.0%
Brixmor Property Group	700	12,628
GGP	41,700	929,076
Kimco Realty	52,300	917,342
Kite Realty Group Trust	16,100	289,317
National Retail Properties	12,600	483,462

Regency Centers	5,400	328,644
Retail Opportunity Investments	58,036	1,146,791
Simon Property Group	16,000	2,468,000
Washington Prime Group	31,800	242,634
Weingarten Realty Investors	27,721	834,125
		7,652,019
Total REIT Common Stocks
(Cost $35,825,988)		40,202,009

OTHER COMMON STOCKS - 14.6%
Energy - 0.7%
Targa Resources	12,500	574,125
Infrastructure - 3.9%
Brookfield Infrastructure Partners (a)	28,900	1,170,450
Macquarie Infrastructure Company	27,200	2,118,880
		3,289,330
Real Estate Operating Company - 0.9%
Brookfield Property Partners (a)	33,900	752,919
Telecommunications - 2.2%
AT&T	11,400	439,242
Crown Castle International	9,600	975,840
Verizon Communications	9,400	438,416
		1,853,498
Utilities - 6.9%
AES	76,500	893,520
American Electric Power Company	11,510	826,188
Dominion Resources	4,370	352,965
DTE Energy	5,147	563,699
Exelon	34,400	1,249,064
Great Plains Energy	14,400	413,712
NRG Yield - Class A	47,300	813,560
PG&E	2,900	198,302
South Jersey Industries	10,599	385,910
WEC Energy Group	3,200	200,832
		5,897,752
Total Other Common Stocks
(Cost $10,597,794)		12,367,624

MASTER LIMITED PARTNERSHIPS - 14.0%
Energy - 14.0%
Buckeye Partners	11,200	716,800
Energy Transfer Partners	42,256	919,490
Enlink Midstream Partners	18,988	322,226
Enterprise Products Partners	84,384	2,262,335
Equity Midstream Partners	6,390	471,327
Magellan Midstream Partners	8,201	595,311
MPLX	40,418	1,335,815
NextEra Energy Partners	19,100	659,714
PBF Logistics	30,500	597,800
Plains All American Pipeline	29,300	775,864
Spectra Energy Partners	22,210	958,139
Sprague Resources	13,897	353,679
Tallgrass Energy Partners	10,600	525,760
Valero Energy Partners	1,700	76,857
Western Gas Partners	12,788	712,675
Williams Partners	13,961	546,852

Total Master Limited Partnerships
(Cost $10,546,999)		11,830,644

REIT PREFERRED STOCKS - 9.2%
Hotels - 3.3%
Hersha Hospitality Trust, Series E, 6.500%	17,100	427,671
LaSalle Hotel Properties, Series I, 6.375%	29,900	754,078
Pebblebrook Hotel Trust, Series D, 6.375%	17,100	434,169
Summit Hotel Properties, Series C, 7.125%	14,457	374,436
Summit Hotel Properties, Series D, 6.450%	15,500	399,435
Sunstone Hotel Investors, Series E, 6.950%	15,817	413,298
		2,803,087

Industrial - 0.2%
Stag Industrial, Series C, 6.875%	6,300	170,730
Office - 1.2%
PS Business Parks, Series U, 5.750%	20,400	517,364
PS Business Parks, Series W	19,000	467,400
		984,764
Other - 1.3%
Colony NorthStar, Series H, 7.125%	35,500	894,600
Digital Realty Trust, Series I, 6.350%	7,900	213,063
		1,107,663
Retail - 2.7%
CBL & Associates Properties, Series E, 6.625%	30,439	707,098
DDR, Series J, 6.500%	5,338	135,105
Kimco Realty, Series K, 5.625%	13,733	344,012
National Retail Properties, Series E, 5.700%	24,941	632,254
Saul Centers, Series C, 6.875%	12,700	326,390
Taubman Centers, Series J, 6.500%	5,742	145,847
		2,290,706
Single-Family 0.5%
American Homes 4 Rent, Series F, 5.875%	18,400	448,224
Total REIT Preferred Stocks
(Cost $7,640,196)		7,805,174

U.S. GOVERNMENT SECURITIES - 9.1%	Par
U.S. Treasury Bonds - 9.1%
0.125% 04/15/2018 (b)	$527,340	527,924
1.250% 07/15/2020 (b)	558,960	587,847
1.125% 01/15/2021 (b)	557,255	584,508
0.625% 07/15/2021 (b)	540,855	560,081
0.125% 07/15/2022 (b)	530,085	535,706
0.125% 01/15/2023 (b)	422,492	423,606
0.375% 07/15/2023 (b)	523,810	534,051
0.125% 07/15/2024 (b)	1,103,767	1,099,671
2.375% 01/15/2025 (b)	1,293,400	1,495,671
3.875% 04/15/2029 (b)	741,515	1,028,342
2.125% 02/15/2040 (b)	281,995	357,830

Total U.S. Government Securities
(Cost $7,782,736)		7,735,237

CORPORATE BONDS - 2.7%	Par
Energy - 0.6%
Enlink Midstream Partners
4.400%, 04/01/2024	$500,000	517,211
Real Estate Investment Trust - 0.8%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024 (c)	300,000	307,500
Vereit Operating Partnership
4.875%, 06/01/2026	300,000	318,300
		625,800
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	529,601
Utilities - 0.7%
NRG Energy
6.625%, 01/15/2027 (c)	650,000	641,875
Total Corporate Bonds
(Cost $2,298,791)		2,314,487

OTHER PREFERRED STOCK - 0.8%	Shares
Energy - 0.8%
Kinder Morgan, Series A, 9.750%
(Cost $745,067)	15,490	656,466

CLOSED-END FUND - 0.6%
Blackrock Floating Rate Income Strategies Fund
(Cost $450,369)	34,422	497,054

EXCHANGE TRADED FUND - 0.4%
PowerShares DB Commodity Index Tracking Fund (d)
(Cost $328,186)	24,500	357,455

SHORT-TERM INVESTMENT - 1.6%
First American Government Obligations Fund, Class Z, 0.66% (e)
(Cost $1,365,822)	1,365,822	1,365,822

Total Investments - 100.4%
(Cost $77,581,948)		85,131,972
Other Assets and Liabilities, Net - (0.4)%		(366,119)
Total Net Assets - 100.0%		$84,765,853

(a)	The Portfolio had $1,923,369 or 2.3% of net assets in foreign securities at May 31, 2017.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security is determined to be liquid by the Advisor.  As of May 31, 2017, the fair value of this investment was $949,375, or 1.1% of total net assets.

(d)	Non-income producing security.
(e)	The rate shown is the annualized seven day effective yield as of May 31, 2017.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$40,202,009	$-	$-	$40,2022000
Other Common Stocks	12,367,624	-	-	12,367,624
Master Limited Partnerships	11,830,644	-	-	11,830,644
U.S. Government Securities	-	7,735,237	-	7,735,237
REIT Preferred Stocks	7,805,174	-	-	7,805,174
Corporate Bonds	-	2,314,487	-	2,314,487
Other Preferred Stock	656,466	-	-	656,466
Closed-End Fund	497,054	-	-	497,054
Exchange Traded Funds	357,455	-	-	357,455
Short-Term Investment	1,365,822	-	-	1,365,822
Total Investments	$75,082,248	$10,049,724	$-	$85,131,972

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

	Advantus Dynamic Managed Volatility Fund	Advantus Managed Volatility Equity Fund	Advantus Strategic Credit Income Fund	Advantus Strategic Dividend Income Fund
Cost of investments	$31,583,830	$40,297,351	$26,308,197	$77,581,948
Gross unrealized appreciation	3,477,351	4,821,742	552,051	9,599,407
Gross unrealized depreciation	(36,179)	(16,798)	(27,308)	(2,049,383)
Net unrealized appreciation	$3,441,172	$4,804,944	$524,743	$7,550,024

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
  James R. Arnold, President

Date  July 25, 2017

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  July 25, 2017